Intangible Assets (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Annual amortization expense
2014	$ 112,800	$ 222,800
2015	172,500	172,500
2016	61,800	61,800
2017	61,800	61,800
2018	$ 20,800	$ 20,800